ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) - Narrative (Details) - Subsequent event	Apr. 02, 2024 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, distribution conversion ratio	25
Common stock, shares outstanding (in shares)	274,085,523